Cash Generated From Operations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Statement of cash flows [abstract]
Profit (loss) before taxation	$ 86	$ (153)	$ (63)
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	(9)	(2)	(10)
Amortisation of tangible assets	294	389	817
Finance costs and unwinding of obligations	85	83	169
Environmental, rehabilitation and other expenditure	(32)	(21)	(30)
Special items	112	246	394
Amortisation of intangible assets	3	3	6
Interest income	(9)	(8)	(15)
Share of associates and joint ventures' (profit) loss	(40)	9	(22)
Other non-cash movements	10	36	61
Movements in working capital	(132)	(165)	(156)
Cash generated from operations	368	417	1,151
(Increase) decrease in inventories	30	(22)	(67)
(Increase) decrease in trade and other receivables	(59)	(95)	(86)
Increase (decrease) in trade, other payables and deferred income	(103)	(48)	(3)
Movements in working capital	$ (132)	$ (165)	$ (156)